[LOGO]           151 Farmington Avenue           Barbara Finnegan Reiff
                 Hartford, CT  06156             Contracts & Prospectuses, TS41
                                                 Products Group
                                                 860-273-9792
                                                 Fax: 860-273-3004

December 16,  1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Aetna Series Fund, Inc.
     Registration Statement on Form N-1A (File No. 33-85620)


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the text of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 2 to the Registration Statement for the above-referenced Registrant does not differ from that which was filed electronically on February 29, 1996 and became effective on March 1, 1996 and amended by post-effective amendment No. 3 filed on June 12, 1996 and effective on August 12, 1996.

This filing is being made within five days of the initial offering of Adviser Class shares.

In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-9792.

Sincerely,

/s/ Barbara Finnegan Reiff

Barbara Finnegan Reiff